Other income (Tables)	12 Months Ended
Dec. 31, 2023
Component of Operating Income [Abstract]
Schedule of other income

	2023	2022
	USD	USD
Net realized gain on foreign exchange	1,004	-
Interest income (a)	15,433	7,412
Gain on disposal of property, plant and equipment	-	1,443
Others	1,513	1,683
	17,950	10,538

(a)	Interest income